Summary of Significant Accounting Policies (Revenue Recognition, Adoption of ASC 606, Revenues Disaggregated by Products and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues Disaggregated by Products and Services [Line Items]
Revenues	$ 584,333	$ 598,399	$ 600,672
ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	584,333	598,399	600,672
Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	75,413	92,228	115,961
Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	508,920	506,171	484,711
Marketing Services [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	59,972	73,465	88,689
Marketing Services [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	59,972	73,465	88,689
Marketing Services [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	56,790	69,683	83,675
Marketing Services [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	3,182	3,782	5,014
Online games [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	505,738	502,389	479,697
PC games [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	412,697	359,293	368,721
PC games [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
PC games [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	412,697	359,293	368,721
Mobile games [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	93,041	143,096	110,976
Mobile games [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
Mobile games [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	93,041	143,096	110,976
Others [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	18,623	22,545	32,286
Others [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	18,623	22,545	32,286
Others [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	$ 0	$ 0	$ 0